Other investments (Tables)	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Summary of Other investments

	2022	2021
(in $ millions)	$	$
Non-current investments
Time deposits	774	2
Debt investments – at FVTPL	608	621
Debt investments – at FVOCI	26	—
Equity investments – at FVTPL	334	618
	1,742	1,241
Current investments
Time deposits	2,970	3,176
Debt investments – at FVTPL	164	64
	3,134	3,240
	4,876	4,481